12. SUBSEQUENT EVENTS (Details Narrative) - Quarterly Report - USD ($)	1 Months Ended		6 Months Ended
	Jun. 30, 2015	Apr. 17, 2015	Jun. 30, 2015
Restricted Share Offering, Shares	606,669	960,933
Restricted Share Offering, Value	$ 455,000	$ 576,200
Restricted Share Offering Commission, Shares		20,000
Restircted Share Offering Commission, Value		$ 262,560
Subsequent Event [Member]
Restricted Share Offering, Shares			834,004
Restricted Share Offering, Value			$ 610,502
Restricted Share Offering Commission, Shares			76,560
Restircted Share Offering Commission, Value			$ 27,200